FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 11,245
Working Capital	$ 12,083
Foreign Currency Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Impact On Net Earning (loss)	$ 275	$ 143
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	65	26
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 175	$ 330